February 25, 2004


                           SUPPLEMENT TO PROSPECTUS
                              DATED AUGUST 1, 2003
                                       FOR

                         TOUCHSTONE EMERGING GROWTH FUND
                        TOUCHSTONE SMALL CAP GROWTH FUND

                                       OF
                           TOUCHSTONE STRATEGIC TRUST


Effective February 1, 2004, the section entitled "12b-1 Distribution Plans" on page 17 is amended by adding the following paragraph:

         Touchstone Securities, Inc. (Touchstone), the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone pursues a focused distribution strategy with a limited number of dealers who have sold shares of a Fund or other Touchstone Funds. Additional compensation is limited to such dealers. Touchstone reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs.



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                                                              February 25, 2004

                            SUPPLEMENT TO PROSPECTUS
                              DATED AUGUST 1, 2003
                                       FOR

                           TOUCHSTONE ENHANCED 30 FUND
                      TOUCHSTONE GROWTH OPPORTUNITIES FUND
                           TOUCHSTONE VALUE PLUS FUND

                                       OF
                           TOUCHSTONE STRATEGIC TRUST


Effective February 1, 2004, the section entitled "12b-1 Distribution Plans" on page 22 is amended by adding the following paragraph:

         Touchstone Securities, Inc. (Touchstone), the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone pursues a focused distribution strategy with a limited number of dealers who have sold shares of a Fund or other Touchstone Funds. Additional compensation is limited to such dealers. Touchstone reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs.